OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
18,024	iShares iBoxx $ High Yield Corporate Bond Fund	$1,700,565	2.0
	Total Exchange-Traded Funds
	(Cost $1,695,583)	1,700,565	2.0
MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 97.9%
382,975	ING Growth and Income Portfolio - Class I	10,202,442	12.0
3,287,940	ING Intermediate Bond Fund - Class I	33,142,437	38.9
771,646	ING International Index Portfolio - Class I	6,813,632	8.0
422,686	ING Large Cap Growth Portfolio - Class I	6,813,695	8.0
179,418	ING MidCap Opportunities Portfolio - Class I	2,560,291	3.0
186,249	ING MidCap Value Fund - Class I	2,555,333	3.0
339,513	ING Short Term Bond Fund Class - I	3,395,131	4.0
217,606	ING Clarion Global Real Estate Portfolio - Class I	2,543,815	3.0
1,022,898	ING High Yield Bond Fund - Class I	8,520,741	10.0
668,375	ING Large Cap Value Portfolio - Class I	6,804,058	8.0
	Total Mutual Funds
	(Cost $74,514,843)	83,351,575	97.9
	Total Investments in Securities (Cost $76,210,426)	$85,052,140	99.9
	Assets in Excess of Other Liabilities	44,605	0.1
	Net Assets	$85,096,745	100.0

	Cost for federal income tax purposes is $77,245,752.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,897,815
	Gross Unrealized Depreciation	(91,427)
	Net Unrealized Appreciation	$7,806,388

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,700,565	$—	$—	$1,700,565
Mutual Funds	83,351,575	—	—	83,351,575
Total Investments, at fair value	$85,052,140	$—	$—	$85,052,140

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
31,359	iShares iBoxx $High Yield Corporate Bond Fund	$2,958,722	2.0
	Total Exchange-Traded Funds
	(Cost $2,950,000)	2,958,722	2.0
MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 97.9%
773,854	ING Emerging Markets Index Portfolio - Class I	8,860,632	6.0
777,511	ING Growth and Income Portfolio - Class I	20,712,896	13.9
1,026,951	ING Intermediate Bond Fund - Class I	10,351,663	7.0
1,195,241	ING Large Cap Growth Portfolio - Class I	19,267,281	13.0
468,312	ING MidCap Opportunities Portfolio - Class I	6,682,811	4.5
486,147	ING MidCap Value Fund - Class I	6,669,942	4.5
740,028	ING RussellTM Mid Cap Index Portfolio - Class I	10,397,396	7.0
252,449	ING Clarion Global Real Estate Portfolio - Class I	2,951,134	2.0
1,067,932	ING High Yield Bond Fund - Class I	8,895,873	6.0
2,853,399	ING International Index Portfolio - Class I	25,195,517	17.0
1,889,992	ING Large Cap Value Portfolio - Class I	19,240,124	13.0
269,648	ING Small Company Portfolio - Class I	5,913,391	4.0
	Total Mutual Funds
	(Cost $116,807,384)	145,138,660	97.9
	Total Investments in Securities (Cost $119,757,384)	$148,097,382	99.9
	Assets in Excess of Other Liabilities	87,103	0.1
	Net Assets	$148,184,485	100.0

	Cost for federal income tax purposes is $125,719,036.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,405,565
	Gross Unrealized Depreciation	(27,219)
	Net Unrealized Appreciation	$22,378,346

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,958,722	$—	$—	$2,958,722
Mutual Funds	145,138,660	—	—	145,138,660
Total Investments, at fair value	$148,097,382	$—	$—	$148,097,382

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
31,383	iShares iBoxx $ High Yield Corporate Bond Fund	$2,960,986	2.0

	Total Exchange-Traded Funds
	(Cost $2,952,271)	2,960,986	2.0

MUTUAL FUNDS: 97.8%
	Affiliated Investment Companies: 97.8%
644,755	ING Emerging Markets Index Portfolio - Class I	7,382,440	5.0
721,840	ING Growth and Income Portfolio - Class I	19,229,812	12.9
3,960,339	ING Intermediate Bond Fund - Class I	39,920,214	26.9
965,216	ING Large Cap Growth Portfolio - Class I	15,559,281	10.5
468,234	ING MidCap Opportunities Portfolio - Class I	6,681,695	4.5
486,062	ING MidCap Value Fund - Class I	6,668,769	4.5
252,400	ING Clarion Global Real Estate Portfolio - Class I	2,950,554	2.0
1,067,407	ING High Yield Bond Fund - Class I	8,891,500	6.0
1,845,992	ING International Index Portfolio - Class I	16,300,111	11.0
1,526,254	ING Large Cap Value Portfolio - Class I	15,537,268	10.5
269,598	ING Small Company Portfolio - Class I	5,912,280	4.0
	Total Mutual Funds
	(Cost $121,763,513)	145,033,924	97.8
	Total Investments in Securities (Cost $124,715,784)	$147,994,910	99 .8
	Assets in Excess of Other Liabilities	223,345	0.2
	Net Assets	$148,218,255	100 .0

	Cost for federal income tax purposes is $126,782,276.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,321,391
	Gross Unrealized Depreciation	(108,757)
	Net Unrealized Appreciation	$21,212,634

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,960,986	$—	$—	$2,960,986
Mutual Funds	145,033,924	—	—	145,033,924
Total Investments, at fair value	$147,994,910	$—	$—	$147,994,910

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013